BofA Funds Series Trust

BofA Connecticut Municipal Reserves	BofA Government Plus Reserves
BofA Government Reserves	BofA Massachusetts Municipal Reserves
BofA Money Market Reserves	BofA New York Tax-Exempt Reserves
BofA Tax-Exempt Reserves

(the “Funds”)

Supplement dated September 9, 2011 to each Fund’s Retail A Prospectus dated January 1, 2011 and Statement of Additional Information dated January 1, 2011, as revised March 8, 2011

On or about September 30, 2011, Retail A shares of the Funds will convert to Capital Class shares (the “Conversion”). Shareholders should consult the current prospectuses for Capital Class shares of the Funds for additional information about Capital Class shares. The total operating expense ratio of Capital Class shares is lower than that of Retail A shares.

Effective upon the Conversion, the prospectuses for Retail A shares of the Funds are no longer in effect and the statement of additional information is hereby supplemented by eliminating all references to Retail A shares of the Funds, as the Funds will no longer offer such shares.

Shareholders should retain this Supplement for future reference.

INT-47/164708-0811

BofA Funds Series Trust

BofA Connecticut Municipal Reserves	BofA Massachusetts Municipal Reserves
BofA New York Tax-Exempt Reserves

(the “Funds”)

Supplement dated September 9, 2011 to each Fund’s G-Trust Prospectus dated January 1, 2011 and Statement of Additional Information dated January 1, 2011, as revised March 8, 2011

On or about September 30, 2011, G-Trust shares of the Funds will convert to Capital Class shares (the “Conversion”). Shareholders should consult the current prospectuses for Capital Class shares of the Funds for additional information about Capital Class shares. The total operating expense ratio of Capital Class shares is identical to that of G-Trust shares.

Effective upon the Conversion, the prospectuses for G-Trust shares of the Funds are no longer in effect and the statement of additional information is hereby supplemented by eliminating all references to G-Trust shares of the Funds, as the Funds will no longer offer such shares.

Shareholders should retain this Supplement for future reference.

INT-47/164903-0811

BofA Funds Series Trust

BofA Cash Reserves	BofA Municipal Reserves

(the “Funds”)

Supplement dated September 9, 2011 to each Fund’s Class Z Prospectus dated January 1, 2011 and Statement of Additional Information dated January 1, 2011, as revised March 8, 2011

On or about September 30, 2011, Class Z shares of the Funds will convert to G-Trust shares (the “Conversion”). Shareholders should consult the current prospectuses for G-Trust shares of the Funds for additional information about G-Trust shares. The total operating expense ratio of Class Z shares is identical to that of G-Trust shares.

Effective upon the Conversion, the prospectuses for Class Z shares of the Funds are no longer in effect and the statement of additional information is hereby supplemented by eliminating all references to Class Z shares of the Funds, as the Funds will no longer offer such shares.

Furthermore, effective upon the Conversion, G-Trust shares of the Funds will be renamed Institutional Capital shares.

Shareholders should retain this Supplement for future reference.

INT-47/164806-0811

BofA Funds Series Trust

BofA Cash Reserves

(the “Fund”)

Supplement dated September 9, 2011 to the Fund’s Class B and Class C Prospectus dated January 1, 2011 and Statement of Additional Information dated January 1, 2011, as revised March 8, 2011

On or about September 30, 2011, Class B and Class C shares of the Fund will convert to Class A shares (the “Conversion”). Shareholders should consult the current prospectus for Class A shares of the Fund for additional information about Class A shares. The total operating expense ratio of Class A shares is lower than that of each of Class B and Class C shares.

Effective upon the Conversion, the prospectus for Class B and Class C shares of the Fund is no longer in effect and the statement of additional information is hereby supplemented by eliminating all references to Class B and Class C shares of the Fund, as the Fund will no longer offer such shares.

Furthermore, effective upon the Conversion, Class A shares of the Fund will be renamed Investor II Class shares.

Shareholders should retain this Supplement for future reference.

INT-47/164902-0811

BofA Funds Series Trust

BofA New York Tax-Exempt Reserves	BofA Tax-Exempt Reserves

(the “Funds”)

Supplement dated September 9, 2011 to each Fund’s Class A Prospectus dated January 1, 2011 and Statement of Additional Information dated January 1, 2011, as revised March 8, 2011

On or about September 30, 2011, Class A shares of the Funds will convert to Investor Class shares (the “Conversion”). Shareholders should consult the current prospectuses for Investor Class shares of the Funds for additional information about Investor Class shares. The total operating expense ratio of Investor Class shares is lower than that of Class A shares.

Effective upon the Conversion, the prospectuses for Class A shares of the Funds are no longer in effect and the statement of additional information is hereby supplemented by eliminating all references to Class A shares of the Funds, as the Funds will no longer offer such shares.

Shareholders should retain this Supplement for future reference.

INT-47/164803-0811

BofA Funds Series Trust

BofA Cash Reserves	BofA Government Reserves
BofA Treasury Reserves

(the “Funds”)

Supplement dated September 9, 2011 to each Fund’s Class A Prospectus dated January 1, 2011 and Statement of Additional Information dated January 1, 2011, as revised March 8, 2011

On or about September 30, 2011, Class A shares of the Funds will be renamed Investor II Class shares (the “Renaming”). Accordingly, effective upon the Remaining, the prospectuses and statement of additional information for Class A shares of the Funds are hereby supplemented by replacing all references to Class A shares of the Funds with Investor II Class shares.

The current features and characteristics of Class A shares, including fees, will not change in connection with the Renaming.

Shareholders should retain this Supplement for future reference.

INT-47/164709-0811

BofA Funds Series Trust

BofA Government Plus Reserves	BofA Government Reserves
BofA Money Market Reserves	BofA Tax-Exempt Reserves

(the “Funds”)

Supplement dated September 9, 2011 to each Fund’s G-Trust Prospectus dated January 1, 2011 and Statement of Additional Information dated January 1, 2011, as revised March 8, 2011

Re-opening of G-Trust shares

The Board of Trustees (the “Board”) of BofA Funds Series Trust has approved the re-opening of G-Trust shares of the Funds to permit eligible investors to purchase G-Trust shares of the Funds.

In connection with the above action, effective on or about September 30, 2011 (the “Effective Date”), each Fund’s G-Trust shares prospectus is hereby supplemented by:

•

Deleting the following disclosure: “Subject to certain limited exceptions, the Fund no longer accepts investments in G-Trust shares” under the heading “Summary Information about Purchasing and Selling Fund Shares, Taxes and Financial Intermediary Compensation – Purchase and Sale of Fund Shares.”

•

Deleting the following disclosure: “G-Trust shares of the BofA Funds are generally closed to new investors and are available for purchase only to the Fund’s existing G-Trust shareholders and investors purchasing through exchanges of G-Trust shares of other BofA Funds. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closed for more details.” under the heading “Description of the Share Class – Share Class Features – Eligible Investors and Minimum Initial Investments.”

•	Deleting the section entitled “Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closed.”

Modification of Investor Eligibility Criteria and Change in Minimum Initial Investment Amount

In connection with the re-opening of G-Trust shares, the Board has approved a modification to the eligibility criteria for G-Trust shares and an increase in the minimum initial investment amount for G-Trust shares of the Funds from $2,500 to $100,000, with the exceptions described below. There is no minimum additional investment amount for G-Trust shares. A G-Trust shareholder with an open account as of the Effective Date will still be subject to the legacy $2,500 minimum initial investment amount for the existing account and if such shareholder opens a new G-Trust account in the same or in a different Fund.

Effective on the Effective Date, each Fund’s G-Trust prospectus is hereby supplemented by:

•

Replacing the following disclosure: “Minimum initial investments for G-Trust shares of the Fund is $2,500” under the heading “Summary Information about Purchasing and Selling Fund Shares, Taxes and Financial Intermediary Compensation – Purchase and Sale of Fund Shares” with “The minimum initial investment amount for G-Trust shares of the Fund is $100,000, except that the minimum initial investment amount for a G-Trust shareholder with an open account as of the Effective Date is $2,500 for the existing account and if such shareholder opens a new G-Trust shares account in the Fund or in a different Fund”;

•

Replacing the following disclosure: “The minimum initial investment amount for an existing shareholder opening a new G-Trust shares account is $2,500” under the heading “Description of the Share Class – Share Class Features – Eligible Investors and Minimum Initial Investments” with “G-Trust shares are available to existing shareholders and to clients of eligible financial intermediaries that are investing in the Fund other than through sweep arrangements. The minimum initial investment amount for G-Trust shares of the Fund is $100,000, except that the minimum initial investment amount for a G-Trust shareholder with an open account as of the Effective Date is $2,500 for the existing account and if such shareholder opens a new G-Trust shares account in the Fund or in a different Fund”;

•

Replacing the following disclosure: “The minimum initial investment for an existing G-Trust shareholder opening a new G-Trust shares account is $2,500” under “Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Minimum Initial Investments” with “The minimum initial investment amount for G-Trust shares of the Fund is $100,000, except that the minimum initial investment amount for a G-Trust shareholder with an open account as of the Effective Date is $2,500 for the existing account and if such shareholder opens a new G-Trust shares account in the Fund or in a different Fund”;

•	Adding the following section directly under “Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares”:

Eligible Investors

G-Trust shares are available to existing shareholders and to clients of eligible financial intermediaries that are investing in the Fund other than through sweep arrangements. You can buy G-Trust shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Renaming of G-Trust shares to Institutional Capital shares

On the Effective Date, G-Trust shares of the Funds will be renamed Institutional Capital shares. Accordingly, effective on the Effective Date, the prospectuses and statement of additional information for G-Trust shares of the Funds are hereby supplemented by replacing all references to G-Trust shares of the Funds with Institutional Capital shares.

Other than as described in this Supplement, the current features and characteristics of G-Trust/Institutional Capital shares, including fees, will not change.

Shareholders should retain this Supplement for future reference.

INT-47/164805-0811

BofA Funds Series Trust

BofA California Tax-Exempt Reserves	BofA Cash Reserves
BofA Government Reserves	BofA Municipal Reserves
BofA Tax-Exempt Reserves	BofA Treasury Reserves

(the “Funds”)

Supplement dated September 9, 2011 to each Fund’s Investor Class Prospectus dated January 1, 2011

The Board of Trustees of BofA Funds Series Trust has approved a reduction in the minimum initial investment amount for Investor Class shares of the Funds from $25,000 to $5,000. There is no minimum additional investment amount for Investor Class shares.

In connection with the above action, effective on or about September 30, 2011, each Fund’s Investor Class prospectus is hereby supplemented by deleting references to $25,000 and replacing it with $5,000 in the following sections:

•	“Summary Information about Purchasing and Selling Fund Shares, Taxes and Financial Intermediary Compensation – Purchase and Sale of Fund Shares.”

•	“Description of the Share Class – Share Class Features – Eligible Investors and Minimum Initial Investments.”

•	“Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Minimum Initial Investments.”

Shareholders should retain this Supplement for future reference.

INT-47/164804-0811